Debt and Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2024
Debt and Credit Facilities
Schedule of short and long term debt

Debt and credit facilities are comprised of the following:

Short-Term Debt

	December 31	December 31
($ millions)	2024	2023
Commercial paper(1)	-	494
(1)	Commercial paper is supported by a revolving credit facility with a syndicate of lenders. The company is authorized to issue commercial paper to a maximum of $5.0 billion having a term not to exceed 365 days. The weighted average interest rate as at December 31, 2024 was nil (December 31, 2023 – 5.57%).

Long-Term Debt

	December 31	December 31
($ millions)	2024	2023
Fixed-term debt(2)(3)
5.60% Series 9 Medium Term Notes, due 2025	999	1 000
5.40% Series 10 Medium Term Notes, due 2026	499	500
3.00% Series 5 Medium Term Notes, due 2026	96	115
7.875% Debentures, due 2026 (US$275)	401	369
8.20% Notes, due 2027 (US$43)	62	57
7.00% Debentures, due 2028 (US$250)	362	333
3.10% Series 6 Medium Term Notes, due 2029	65	79
5.00% Series 7 Medium Term Notes, due 2030	154	154
7.15% Notes, due 2032 (US$500)	720	659
5.35% Notes, due 2033 (US$91)	123	153
5.95% Notes, due 2034 (US$500)	719	659
5.95% Notes, due 2035 (US$178)	247	262
5.39% Series 4 Medium Term Notes, due 2037	279	279
6.50% Notes, due 2038 (US$476)	683	1 516
6.80% Notes, due 2038 (US$621)	905	1 204
6.85% Notes, due 2039 (US$750)	1 077	988
6.00% Notes, due 2042 (US$32)	46	42
4.34% Series 5 Medium Term Notes, due 2046	300	300
4.00% Notes, due 2047 (US$750)	1 076	987
3.95% Series 8 Medium Term Notes, due 2051	494	493
3.75% Notes, due 2051 (US$750)	1 076	980
Total unsecured long-term debt	10 383	11 129

Lease liabilities(4)	4 344	3 826
Deferred financing costs	(38)	(42)
	14 689	14 913
Current portion of long-term debt and lease liabilities
Long-term debt	(997)	-
Lease liabilities	(599)	(348)
	(1 596)	(348)
Total long-term lease liabilities	3 745	3 478
Total long-term debt	9 348	11 087
(2)	The value of debt includes the unamortized balance of premiums or discounts.
(3)	Certain securities are redeemable at the option of the company.
(4)	Interest rates range from 1.2% to 13.4% and maturity dates range from 2025 to 2064.

Scheduled principal repayments for leases liabilities, short term debt and long term debt

Scheduled principal repayments for lease liabilities, short-term debt and long-term debt are as follows:

($ millions)	Repayment
2025	1 596
2026	1 535
2027	498
2028	708
2029	319
Thereafter	10 033
14 689

Summary of available and unutilized credit facilities

A summary of available and unutilized credit facilities is as follows:

($ millions)	2024
Fully revolving and expiring in 2028	2 810
Fully revolving and expiring in 2027	2 665
Can be terminated at any time at the option of the lenders	1 120
Total credit facilities	6 595
Credit facilities supporting standby letters of credit	(811)
Total unutilized credit facilities(1)	5 784

(1)	Available credit facilities for liquidity purposes at December 31, 2024 increased to $5.475 billion, compared to $4.957 billion at December 31, 2023.